Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Stock-Based Compensation

NOTE V. STOCK-BASED COMPENSATION

The following table presents total stock-based compensation cost included in income from continuing operations.

($ in millions)
For the year ended December 31:	2021	2020	2019
Cost	$145	$126	$85
SG&A expense	555	550	419
RD&E expense	218	197	125
Pre-tax stock-based compensation cost	919	873	628
Income tax benefits	(223)	(198)	(143)
Net stock-based compensation cost	$695	$675	$484

Red Hat was acquired on July 9, 2019. The 2021 and 2020 results include a full year of compensation expense for issuances and conversions of stock-based compensation for Red Hat compared to six months in 2019.

The company’s total unrecognized compensation cost related to non-vested awards at December 31, 2021 was $1.4 billion and is expected to be recognized over a weighted-average period of approximately 2.4 years.

Capitalized stock-based compensation cost was not material at December 31, 2021, 2020 and 2019.

Incentive Awards

Stock-based incentive awards are provided to employees under the terms of the company’s long-term performance plans (the Plans). The Plans are administered by the Executive Compensation and Management Resources Committee of the Board of Directors. Awards available under the Plans principally include restricted stock units, performance share units, stock options or any combination thereof.

There were 293 million shares originally authorized to be awarded under the company's existing Plans and 66 million shares granted under previous plans that, if and when those awards were cancelled, could be reissued under the existing Plans. At December 31, 2021, 96 million unused shares were available to be granted.

Separation of Kyndryl

In connection with the separation of Kyndryl, as required by the Company’s stock-based incentive award plans, the number of shares underlying remaining unvested stock awards was adjusted. The company also adjusted the exercise price and number of shares underlying outstanding stock options. All adjustments were made with the intent to preserve the intrinsic value of each award immediately before and after the separation. The adjustments to the number of shares and exercise price, as applicable, were determined using a ratio of 1.03 which was calculated by using the IBM share price based on the market closing price before and market opening price after the separation. The number of stock awards issued as a result of the adjustment was 0.8 million. The number of stock options issued and the respective decrease in exercise price as a result of the adjustment was immaterial. The terms of the outstanding awards remain the same and continue to vest over the original vesting periods. Any unvested stock awards held by employees of Kyndryl were cancelled at the time of separation. The adjustments to shares underlying unvested stock awards did not result in material stock-based compensation cost.

Stock Awards

Stock awards for the period presented were made in the form of Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs), or Performance Share Units (PSUs).

The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2021, 2020 and 2019.

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2019	$130	9,802,704	$136	2,419,695
Awards granted	119	5,650,861	117	1,395,534
Awards released	136	(3,145,016)	140	(846,672)
Awards canceled/forfeited/performance adjusted	128	(981,921)	131	(112,107)	*
Balance at December 31, 2019	$123	11,326,628	$126	2,856,450	**
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted	119	(2,072,800)	124	(453,178)	*
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857	**

*	Includes adjustments of (223,397), (70,089) and (8,544) PSUs for 2021, 2020 and 2019, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

The total fair value of RSUs and PSUs granted and vested during the years ended December 31, 2021, 2020 and 2019 were as follows:

($ in millions)
For the year ended December 31:	2021	2020	2019
RSUs
Granted	$1,195	$1,220	$674
Vested	549	478	428
PSUs
Granted	$201	$186	$164
Vested	75	86	118

In connection with vesting and release of RSUs and PSUs, the tax benefits realized by the company for the years ended December 31, 2021, 2020 and 2019 were $175 million, $139 million and $131 million, respectively.

Stock Options

In 2016, the company made one grant of 1.5 million premium-priced stock options. As of December 31, 2021, these options were vested with a weighted-average exercise price of $135 per share and had a remaining weighted-average contractual life of approximately 4.1 years. The options are exercisable within a range of $125 to $149. These vested options have an intrinsic value of $4.5 million as of December 31, 2021.

The company has not granted options since 2016. No material stock options were exercised, forfeited or canceled during the years ended December 31, 2021, 2020 and 2019. Beginning in 2022, options will be granted by the company as part of its executive compensation programs.

The company settles employee stock option exercises primarily with newly issued common shares and, occasionally, with treasury shares. Total treasury shares held at December 31, 2021 and 2020 were approximately 1,351 million and 1,350 million shares, respectively.

Acquisitions

In connection with the acquisition of Red Hat in July 2019, the company issued and assumed 6.4 million stock awards with a fair value of $845 million. A share conversion ratio of 1.35 was applied to convert Red Hat’s outstanding equity awards for Red Hat’s common stock into IBM stock awards. At December 31, 2021, there were 0.7 million of these stock awards outstanding with a weighted-average grant price of $127 per share.

In connection with various other acquisition transactions, there was an additional 0.6 million stock options outstanding at December 31, 2021, as a result of the company’s conversion of stock-based awards previously granted by acquired entities. The weighted-average exercise price of these awards was $26 per share.

IBM Employees Stock Purchase Plan

The company maintains a non-compensatory Employees Stock Purchase Plan (ESPP). The ESPP enables eligible participants to purchase shares of IBM common stock at a 5 percent discount off the average market price on the day of purchase through payroll deductions of up to 10 percent of eligible compensation. Eligible compensation includes any compensation received by the employee during the year. The ESPP provides for semi-annual offering periods during which shares may be purchased and continues as long as shares remain available under the ESPP, unless terminated earlier at the discretion of the Board of Directors. Individual ESPP participants are restricted from purchasing more than $25,000 of common stock in one calendar year or 1,000 shares in an offering period.

Employees purchased approximately one million shares under the ESPP during each year ended December 31, 2021, 2020 and 2019. Cash dividends declared and paid by the company on its common stock also include cash dividends on the company stock purchased through the ESPP. Dividends are paid on full and fractional shares and can be reinvested. The company stock purchased through the ESPP is considered outstanding and is included in the weighted-average outstanding shares for purposes of computing basic and diluted earnings per share.

Approximately 16.8 million shares were available for purchase under the ESPP at December 31, 2021.

Effective April 1, 2022, the company will increase the discount from 5 percent to 15 percent off the average market price on the date of purchase for eligible participants under its ESPP. This change is expected to result in the ESPP being considered compensatory under the accounting requirements for stock-based compensation.